UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06350

Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30, 2015

Date of reporting period:	September 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust

Portfolio of Investments • September 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE

	Weekly Variable Rate Bonds (71.1%)
$33,550	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge 2007 Ser D2	0.03%	10/07/14	04/01/47	$33,550,000
6,145	BB&T Municipal Trust, CA, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28 (c)	0.04	10/07/14	12/01/15	6,145,000
	California,
57,600	Ser 2005 A Subser A-2-1	0.03	10/07/14	05/01/40	57,600,000
24,100	Ser 2005 A Subser A-3	0.06	10/07/14	05/01/40	24,100,000
37,890	Ser 2005 B Subser B-5	0.03	10/07/14	05/01/40	37,890,000
	California Educational Facilities Authority,
21,000	California Institute of Technology 2006 Ser A	0.03	10/07/14	10/01/36	21,000,000
6,700	California Institute of Technology Ser 1994	0.03	10/07/14	01/01/24	6,700,000
5,465	California Lutheran University Ser 2004 A	0.06	10/07/14	10/01/29	5,465,000
4,150	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.03	10/07/14	01/01/41	4,150,000
	California Health Facilities Financing Authority,
15,200	Catholic Healthcare West Ser 2005 I	0.03	10/07/14	07/01/35	15,200,000
8,450	Catholic Healthcare West Ser 2011 B	0.03	10/07/14	03/01/47	8,450,000
20,000	Catholic Healthcare West Ser 2011 C	0.03	10/07/14	03/01/47	20,000,000
21,500	Kaiser Permanente Ser 2006 C	0.04	10/07/14	06/01/41	21,500,000
15,000	Scripps Health Ser 2008 D	0.05	10/07/14	10/01/31	15,000,000
12,950	Scripps Health Ser 2010 C	0.03	10/07/14	10/01/40	12,950,000
39,225	Scripps Health Ser 2012 B	0.03	10/07/14	10/01/42	39,225,000
11,110	St. Joseph Health System Ser 2011 A	0.03	10/07/14	07/01/41	11,110,000
3,275	Sutter Health Ser 2011 B ROCs II-R Ser 11952 (c)	0.05	10/07/14	08/15/18	3,275,000
12,000	California State University, Systemwide Ser 2005 C Eagle #20130009 (BHAC) (c)	0.05	10/07/14	11/01/35	12,000,000
	California Statewide Communities Development Authority,
61,645	Gas Supply Sacramento Municipal Utility District Ser 2010	0.04	10/07/14	11/01/40	61,645,000
12,995	SWEEP Loan Program Ser 2007 A	0.03	10/07/14	08/01/35	12,995,000
39,395	University of San Diego Ser 2005	0.03	10/07/14	10/01/45	39,395,000
26,620	Castaic Lake Water Agency, CA, Ser 1994 A COPs	0.04	10/07/14	08/01/20	26,620,000
	Deutsche Bank SPEARS, CA,
8,000	California Health Facilities Financing Authority Dignity Health Ser 2012 A SPEARS Ser DBE-1083 (c)	0.12	10/07/14	03/01/28	8,000,000
6,185	California Health Facilities Financing Authority, California Statewide Communities Development Authority Kaiser Permanente DBE-1270 (c)	0.13	10/07/14	04/01/42	6,185,000
9,000	California Ser 2013 SPEARS Ser DBE-1229 (c)	0.10	10/07/14	11/01/43	9,000,000
4,995	Southwestern Community College District Election of 2008 Ser C DBE-1287 (c)	0.07	10/07/14	08/01/43	4,995,000
	East Bay Municipal Utility District, CA,
14,985	Water System Sub Refg Ser 2008 A-1	0.03	10/07/14	06/01/38	14,985,000
12,630	Water System Sub Refg Ser 2008 A-3	0.03	10/07/14	06/01/38	12,630,000
22,500	Water System Subser 2012 A Eagle #20130004 Class A (c)	0.05	10/07/14	06/01/37	22,500,000
6,600	Water System Subser 2012 A Eagle #20130010 Class A (c)	0.05	10/07/14	06/01/35	6,600,000
	Eastern Municipal Water District, CA,
39,600	Water & Sewer Ser 2008 G COPs	0.03	10/07/14	07/01/38	39,600,000
37,000	Water & Wastewater Refg Ser 2014 A	0.03	10/07/14	07/01/46	37,000,000

30,000	Emeryville Redevelopment Agency, CA, Bay Street Apartments Ser 2002 A (AMT)	0.06	10/07/14	10/15/36	30,000,000
5,000	Irvine Assessment District No. 93-14, CA, Improvement Bond Act 1915	0.03	10/07/14	09/02/25	5,000,000
39,190	Irvine Ranch Water District, CA, Cons Ser 2008 A	0.03	10/07/14	07/01/35	39,190,000
	JP Morgan Chase & Co., CA,
8,515	Citrus Community College District Ser 2004 C PUTTERs Ser 3487 (c)	0.10	10/07/14	06/01/17	8,515,000
4,850	Grossmont Union High School District Election 2008 Ser 2010 B PUTTERs Ser 3801Z (c)	0.07	10/07/14	08/01/18	4,850,000
18,260	San Diego Public Facilities Financing Authority Water Ser 2009 B PUTTERs Ser 3504 (c)	0.05	10/07/14	02/01/33	18,260,000
37,550	Long Beach, CA, Memorial Health Services Ser 1991	0.03	10/07/14	10/01/16	37,550,000
8,660	Los Angeles Community College District, CA, Ser 2009 A ROCs II-R Ser 11773 (c)	0.04	10/07/14	08/01/33	8,660,000
12,100	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	0.05	10/07/14	04/15/28	12,100,000
	Los Angeles Department of Water & Power, CA,
35,800	Power System 2001 Ser B Subser B-2	0.04	10/07/14	07/01/34	35,800,000
26,900	Power System 2001 Ser B Subser B-5	0.04	10/07/14	07/01/34	26,900,000
19,800	Power System 2001 Ser B Subser B-7	0.03	10/07/14	07/01/34	19,800,000
2,300	Los Rios Community College District, CA, Election 2008 Ser A ROCs II-R Ser 11953X (c)	0.05	10/07/14	08/01/30	2,300,000
	Metropolitan Water District of Southern California,
13,150	Water 2008 Ser A-2	0.03	10/07/14	07/01/37	13,150,000
15,000	Water 2014 Ser D	0.03	10/07/14	07/01/32	15,000,000
9,900	Mountain View, CA, Villa Mariposa Multifamily 1985 Ser A	0.04	10/07/14	02/15/17	9,900,000
6,600	Orange County Housing Authority, CA, Oasis Martinique Refg 1998 Issue I	0.05	10/07/14	06/15/28	6,600,000
3,120	Palo Alto, CA, Election of 2008-Ser A 2010 ROCs II R-11859 (c)	0.05	10/07/14	02/01/18	3,120,000
24,925	Rancho Water District Financing Authority, CA, Ser 2008 B	0.03	10/07/14	08/15/31	24,925,000
9,000	RBC Municipal Products Trust, Inc., CA, East Bay Municipal Utility District Water System Ser 2010 Floater Certificates Ser O-14 (c)	0.04	10/07/14	06/01/36	9,000,000
	Sacramento County Housing Authority, CA,
10,900	Multifamily Logan Park Apartments Ser 2007 E (AMT)	0.05	10/07/14	05/01/42	10,900,000
9,000	Seasons at Winter 2004 Ser C-1 (AMT)	0.06	10/07/14	08/01/34	9,000,000
51,760	Sacramento Municipal Utility District, CA, Sub Electric Ser 2008 J	0.04	10/07/14	08/15/28	51,760,000
70,925	San Diego County Regional Transportation Commission, CA, Sales Tax 2008 Ser C	0.03	10/07/14	04/01/38	70,925,000
26,640	San Francisco Airport Commission, CA, San Francisco International Airport Second Ser 2008 37C	0.03	10/07/14	05/01/29	26,640,000
7,000	San Francisco Bay Area Rapid Transit District, CA, Ser 2007 B Eagle #20140025 Class A (c)	0.05	10/07/14	08/01/35	7,000,000
48,675	San Francisco City & County Airport Commission, CA, 2009 Second Ser 36-A	0.03	10/07/14	05/01/26	48,675,000
6,315	San Francisco City & County Finance Corporation, CA, Moscone Center Ser 2008-2	0.03	10/07/14	04/01/30	6,315,000
25,000	San Jose, CA, Almaden Lake Village Apartments Ser 1997 A (AMT)	0.06	10/07/14	03/01/32	25,000,000
	Santa Clara Valley Transportation Authority, CA,
32,800	Measure A Sales Tax Ser 2008 A	0.04	10/07/14	04/01/36	32,800,000
25,425	Measure A Sales Tax Ser 2008 B	0.04	10/07/14	04/01/36	25,425,000
17,485	Sales Tax Ser 2008 C	0.04	10/07/14	06/01/26	17,485,000

8,860	Southern California Public Power Authority, Magnolia Power Project A Ser 2009-1	0.03	10/07/14	07/01/36	8,860,000
	University of California Regents,
10,000	Ser 2013 AL-3	0.04	10/07/14	05/15/48	10,000,000
6,500	Ser 2013 AL-4	0.03	10/07/14	05/15/48	6,500,000
37,600	Ser 2013-AL-1	0.04	10/07/14	05/15/48	37,600,000
15,025	West Hills Community College District, CA, Ser 2008 COPs	0.03	10/07/14	07/01/33	15,025,000
8,815	Whittier, CA, Whittier College Ser 2008	0.04	10/07/14	12/01/38	8,815,000
	Total Weekly Variable Rate Bonds (Cost $1,406,805,000)				1,406,805,000

	Daily Variable Rate Bonds (8.8%)
17,350	California Infrastructure & Economic Development Bank, Pacific Gas & Electric 2009 Ser C	0.03	10/01/14	12/01/16	17,350,000
78,825	California Municipal Finance Authority, Chevron USA, Inc. Ser 2010 A	0.03	10/01/14	11/01/35	78,825,000
7,000	Irvine Assessment District No. 00-18, CA, Improvement Bond Act	0.04	10/01/14	09/02/26	7,000,000
10,900	Irvine Assessment District No. 03-19, CA, Improvement Bond Act 1915 Ser A	0.04	10/01/14	09/02/29	10,900,000
9,600	Irvine Assessment District No. 97-16, CA, Improvement Bond Act 1915	0.04	10/01/14	09/02/22	9,600,000
	Irvine Ranch Water District, CA,
12,500	Cons Ser 1993	0.03	10/01/14	04/01/33	12,500,000
27,955	Cons Ser 2009 A	0.03	10/01/14	10/01/41	27,955,000
6,200	Los Angeles Department of Water & Power, CA, Water System 2001 Ser B Subser B-2	0.02	10/01/14	07/01/35	6,200,000
	University of California Regents,
2,850	Medical Center Pooled Ser 2007 B-1	0.01	10/01/14	05/15/32	2,850,000
1,050	Medical Center Pooled Ser 2007 B-2	0.03	10/01/14	05/15/32	1,050,000
	Total Daily Variable Rate Bonds (Cost $174,230,000)				174,230,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (8.0%)
80,000	California, Ser 2014-15 RANs, dtd 09/23/14	1.50%	0.12%	06/22/15	80,798,212
16,000	Los Angeles County, CA, Ser 2014-2015 TRANs, dtd 07/01/14	1.50	0.12	06/30/15	16,164,276
60,000	Los Angeles, CA, Ser 2014 TRANs, dtd 07/10/14	1.50	0.11	06/25/15	60,608,760
	Total Municipal Bonds & Notes (Cost $157,571,248)				157,571,248

	Commercial Paper (7.4%)
	California Department of Water Resources,
5,298	Ser 1	0.07%	0.07%	11/12/14	5,298,000
11,847	Ser 1	0.07	0.07	11/12/14	11,847,000
	California Statewide Communities Development Authority,
14,580	Kaiser Permanente Ser 2004 E	0.14	0.14	12/09/14	14,580,000
25,800	Kaiser Permanente Ser 2004 I	0.14	0.14	12/09/14	25,800,000
10,000	Kaiser Permanente Ser 2006 D	0.14	0.14	03/04/15	10,000,000
15,000	Kaiser Permanente Ser 2008 A	0.14	0.14	03/04/15	15,000,000
21,500	Golden Gate Bridge Highway & Transportation District, CA, Ser B	0.05	0.05	10/08/14	21,500,000
42,575	Los Angeles County Capital Asset Leasing Corporation, CA, Lease Ser A-1	0.07	0.07	12/10/14	42,575,000
	Total Commercial Paper (Cost $146,600,000)				146,600,000

		COUPON RATE(a)	DEMAND DATE(b)
	Closed-End Investment Companies (4.1%)
14,500	Nuveen California AMT-Free Municipal Income Fund, CA, VRDP Ser 4 (c)	0.10%	10/07/14	12/01/40	14,500,000
	Nuveen California Dividend Advantage Municipal Fund,
5,000	VRDP Ser 5 (AMT) (c)	0.11	10/07/14	08/01/40	5,000,000
10,000	VRDP Ser 4 (AMT) (c)	0.12	10/07/14	12/01/42	10,000,000
19,500	VRDP Ser 6 (AMT) (c)	0.11	10/07/14	08/01/40	19,500,000
12,000	Nuveen California Dividend Advantage Municipal Fund 2, VRDP Ser 1-980 (AMT) (c)	0.14	10/07/14	08/03/43	12,000,000
20,000	Nuveen California Dividend Advantage Municipal Fund 3, Ser 1-1600 (AMT) (c)	0.12	10/07/14	09/01/43	20,000,000
	Total Closed-End Investment Companies (Cost $81,000,000)				81,000,000

	Total Investments (Cost $1,966,206,248) (d)		99.4%		1,966,206,248
	Other Assets in Excess of Liabilities		0.6		11,786,077
	Net Assets		100.0%		$1,977,992,325

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
SPEARS	Short Puttable Exempt Adjustable Receipts.
SWEEP	Statewide Easy Equipment Program.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2014.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.
Bond Insurance:
BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets California Tax-Free Trust

Notes to Portfolio of Investments • September 30, 2014 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$1,406,805,000	$—	$1,406,805,000
Daily Variable Rate Bonds	—	174,230,000	—	174,230,000
Municipal Bonds & Notes	—	157,571,248	—	157,571,248
Commercial Paper	—	146,600,000	—	146,600,000
Closed-End Investment Companies	—	81,000,000	—	81,000,000
Total Assets	$—	$1,966,206,248	$—	$1,966,206,248

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2014